CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	6 Months Ended
Dec. 31, 2025
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 32. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Pursuant to the requirements of Rules 12-04(a), 5-04(c), and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirements and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiary and VIEs exceeded 25% of the consolidated net assets of the Company. Therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries and VIEs shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries and VIEs in the form of loans, advances, or cash dividends without the consent of a third party.

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries and VIEs. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries and VIEs” and the respective profit or loss as “Equity in earnings of subsidiaries and VIEs” on the condensed statements of income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

The Company did not pay any dividend for the periods presented. As of June 30, 2025 and December 31, 2025, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

RECON TECHNOLOGY, LTD

PARENT COMPANY BALANCE SHEETS (UNAUDITED)

	June 30,	December 31,	December 31,
	2025	2025	2025
	RMB	RMB	US Dollars
		(Unaudited)	(Unaudited)
ASSETS
Cash	¥58,938,178	¥33,802,073	$4,833,632
Short-term investments	3,599,211	—	—
Due from intercompany*	467,888,857	456,757,725	65,315,486
Other current assets	101,882,614	99,584,193	14,240,350
Total Current Assets	632,308,860	590,143,991	84,389,468

Investment in subsidiaries and VIEs	(162,651,169)	(124,488,443)	(17,801,611)
Total Assets	¥469,657,691	¥465,655,548	$66,587,857

LIABILITIES AND SHAREHOLDERS’ EQUITY
Other current liabilities	2,229,485	1,278,835	182,871
Warrant liability - current	—	98	14
Total Current Liabilities	2,229,485	1,278,933	182,885

Warrant liability - non-current	688	—	—
Total Liabilities	¥2,230,173	¥1,278,933	$182,885

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Class A ordinary shares, $0.0001 U.S. dollar par value, 500,000,000 shares authorized; 10,627,426 shares and 10,627,426 shares issued and outstanding as of June 30, 2025 and December 31, 2025, respectively**	101,548	101,548	14,521
Class B ordinary shares, $0.0001 U.S. dollar par value, 80,000,000 shares authorized; 20,000,000 shares and 20,000,000 shares issued and outstanding as of June 30, 2025 and December 31, 2025, respectively**	14,038	14,038	2,007
Additional paid-in capital**	692,569,747	698,913,255	99,943,266
Accumulated deficit	(258,751,710)	(264,574,725)	(37,833,682)
Accumulated other comprehensive income	33,493,895	29,922,499	4,278,860
Total Shareholders’ Equity	467,427,518	464,376,615	66,404,972

Total Liabilities and Shareholders’ Equity	¥469,657,691	¥465,655,548	$66,587,857
*	Due from intercompany are eliminated upon consolidation.

RECON TECHNOLOGY, LTD

PARENT COMPANY STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (UNAUDITED)

	For the six months ended December 31,
	2024	2025	2025
	RMB	RMB	U.S. Dollars
	(Unaudited)	(Unaudited)	(Unaudited)
Revenues	¥—	¥—	$—
Cost of revenues	—	—	—
Gross profit	—	—	—

General and administrative expenses	11,962,691	14,659,390	2,096,265
Loss from operations	¥(11,962,691)	¥(14,659,390)	$(2,096,265)

Gain (loss) in fair value changes of warrants liability	(10,327)	584	84
Other income (expenses)	5,846,562	2,974,599	425,362
Equity in earnings of subsidiaries, VIEs and VIEs’ subsidiaries	(14,461,878)	5,861,192	838,139
Net loss	¥(20,588,334)	¥(5,823,015)	$(832,680)

FOREIGN CURRENCY TRANSLATION ADJUSTMENTS
Foreign currency translation adjustments related to investments in subsidiaries, VIEs and VIEs’ subsidiaries	1,207,501	(3,571,396)	(510,703)
Comprehensive loss attributable to the company	¥(19,380,833)	¥(9,394,411)	$(1,343,383)

RECON TECHNOLOGY, LTD

PARENT COMPANY STATEMENTS OF CASH FLOWS (UNAUDITED)

	For the six months ended December 31,
	2024	2025	2025
	RMB	RMB	U.S. Dollars
	(Unaudited)	(Unaudited)	(Unaudited)
Cash flows from operating activities:
Net loss	¥(20,588,334)	¥(5,823,015)	$(832,680)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Gain (loss) in fair value changes of warrants liability	10,327	(584)	(84)
Restricted shares issued for management and employees	5,353,151	6,343,508	907,110
Accrued interest income from loans to third parties	(5,381,364)	(2,902,788)	(415,093)
Expensing of deferred financing costs	—	2,529,724	361,746
Equity in earnings of subsidiaries and VIEs	14,461,878	(5,861,192)	(838,139)
Other current assets	78,508	315,171	45,068
Other current liabilities	(1,191,370)	(950,651)	(135,941)
Net cash used in operating activities	(7,257,204)	(6,349,827)	(908,013)

Cash flows from investing activities:
Investment in consolidated entity	—	(20,979,300)	(3,000,000)
Repayments from loans to third parties	—	—	—
Payments made for loans to third parties	(21,897,900)	—	—
Redemption of short - term investments	88,892,092	3,496,550	500,000
Due from intercompany, VIEs and VIEs’ subsidiaries	(1,768,224)	11,131,133	1,591,731
Net cash (used in) generated by investing activities	65,225,968	(6,351,617)	(908,269)

Net cash used in financing activities:
Proceeds from sale of common share, net of issuance costs	(810,082)	—	—
Net cash used in financing activities	(810,082)	—	—

Effect of exchange rate fluctuation on cash	1,297,437	(12,434,661)	(1,778,133)

Net (decrease) increase in cash	58,456,119	(25,136,105)	(3,594,415)

CASH, beginning of period	16,473,018	58,938,178	8,428,047

CASH, end of period	¥74,929,137	¥33,802,073	$4,833,632